Property, plant and equipment, net	12 Months Ended
Dec. 31, 2011
Property, plant and equipment, net

9 Property, plant and equipment, net

	December 31, 2010	December 31, 2011
	Rmb	Rmb
Buildings	24,196	24,196
Plant and machinery	8,727	8,739
Computer equipment	640	678
Furniture, fixtures and office equipment	3,601	3,694
Motor vehicles	862	860

Total	38,026	38,167
Less: accumulated depreciation	(7,277)	(10,517)

Add: construction in progress	679	332

	31,428	27,982

Depreciation for the years ended December 31, 2009, 2010 and 2011 amounted to Rmb2,425, Rmb2,043 and Rmb3,240 respectively.

Impairment of property, plant and equipment of Rmb6,463, Rmb591 and Rmb347 was recognized for the years ended December 31, 2009, 2010 and 2011, respectively. For 2009 and 2010, it was primarily related to the abandonment of the operations of an asset group relating to an SnO2 production line operated by China Merchants Zhangzhou Development Zone Trenda Solar Ltd., a subsidiary of the Group in the PRC. For 2011, it was related to impairment of construction in progress because the management didn’t want to continue this construction in progress forward.